SHARE-BASED COMPENSATION - Restricted shares (Details)		12 Months Ended
	May 01, 2024	Jun. 30, 2025 shares	Jun. 30, 2024 shares
SHARE-BASED COMPENSATION
Granted - Shares		0	0
Reverse stock split	0.056	0.2
Restricted shares
SHARE-BASED COMPENSATION
Non-vested, Beginning Balance - Shares		377,939	171,938
Granted - Shares		2,263,194	347,527
Vested - Shares		(377,939)	(141,526)
Non-vested, Ending Balance - Shares		2,263,194	377,939
Reverse stock split	0.056